Unaudited Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
OPERATING ACTIVITIES
Net income (loss)	$ 177,502	$ (95,575)
Non-cash and non-operating items:
Depreciation and amortization	135,853	145,956
Unrealized loss on derivative instruments (note 16)	27,544	14,933
Write-down and gain (loss) on sale (note 7)	105,275	3,328
Gain on commencement of sales-type lease (note 3)	44,943	0
Equity (income) loss, net of dividends received	(22,804)	85,211
Income tax (recovery) expense (note 17)	13,383	(8,440)
Foreign currency exchange loss and other	6,133	26,304
Direct financing lease payments received	334,146	6,050
Change in other operating assets and liabilities	75,978	18,427
Expenditures for dry docking	5,608	34,150
Net Cash Provided by (Used in) Operating Activities	775,693	178,924
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt, net of issuance costs	931,871	376,658
Early Repayment of Senior Debt	1,302,389	759,401
Scheduled repayments of long-term debt and settlement of related swaps (note 10)	(240,355)	(117,110)
Proceeds from short-term debt	205,000	65,000
Prepayment of short-term debt	(245,000)	(50,000)
Proceeds from financing related to sale-leaseback of vessels	0	222,400
Repayments of obligations related to finance leases	47,162	45,928
Repurchase of Teekay LNG common units	15,635	12,056
Distributions paid from subsidiaries to non-controlling interests	(35,519)	(30,465)
Cash dividends paid	0	5,523
Other financing activities	(794)	(580)
Net Cash Provided by (Used in) Financing Activities	(749,983)	(357,005)
INVESTING ACTIVITIES
Expenditures for vessels and equipment	(12,824)	(89,120)
Proceeds from sale of vessels and equipment	60,915	0
Proceeds from Divestiture of Businesses, Net of Cash Divested	12,221	100,000
Investment in equity-accounted investments	0	15,555
Loan repayment by joint venture	(3,500)	0
Other investing activities	(6,430)	0
Net Cash Provided by (Used in) Investing Activities	57,382	(4,675)
Increase (decrease) in cash, cash equivalents, restricted cash and cash held for sale	83,092	(182,756)
Cash, cash equivalents, restricted cash and restricted cash equivalents, beginning balance	456,325	505,639
Cash, cash equivalents, restricted cash and restricted cash equivalents, ending balance	$ 539,417	$ 322,883